SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10 - SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of this Report, the date the financial statements were available to be issued, noting the following items that would impact the accounting for events or transactions in the current period or require additional disclosure.

On October 1, 2021, the Consulting Agreement, as amended, with the Company’s COO terminated by its terms (Note 4).

On November 3, 2021, the Company received a notification from Small Business Administration forgiving the principal amount loan of $36,700 provided to the Company under the CARES Act on April 16, 2020.

On November 4, 2021, the noteholder of Note F and Note G further agreed to extend the maturity date of the Note F and Note G from October 29, 2021 to April 29, 2022 in exchange of receiving 1,250,000 shares of common stock as commitment fee for extending the maturity dates of both Note F and Note G, respectively (Note 5).